Inventories	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Inventories
11.	INVENTORIES

	December 31
	2023 (Retrospectively Adjusted)	2024
	NT$	NT$	US$ (Note 4)

Finished goods	$9,942,163	$11,567,645	$352,780
Work in process	5,976,497	6,374,902	194,416
Raw materials	39,600,020	34,600,519	1,055,215
Supplies	3,106,039	3,544,043	108,083
Raw materials and supplies in transit	1,033,635	1,226,829	37,415

	$59,658,354	$57,313,938	$1,747,909

The cost of inventories recognized as operating costs for the years ended December 31, 2022, 2023 and 2024 were NT$534,314,001 thousand, NT$488,429,585 thousand and NT$496,631,340 thousand (US$15,145,817 thousand), respectively, which included write-downs of inventories at NT$2,031,485 thousand, NT$3,389,936 thousand and NT$469,876 thousand (US$14,330 thousand), respectively.